GMO Climate Change Fund
   GMO Climate Change Fund

GMO TRUST

Supplement dated September 25, 2018 to the
GMO Trust Multi-Class Prospectus, dated June 30, 2018

GMO Climate Change Fund

The sections appearing on page 22 of the GMO Trust Multi-Class Prospectus, dated June 30, 2018 (the “Prospectus”), captioned “Annual Fund operating expenses” and “Example” are replaced in their entirety with the following:

   Annual Fund operating expenses    (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Climate Change Fund		Class III	Class IV	Class V	Class VI
Management fee	[1]	0.60%	0.60%	0.60%	0.60%
Shareholder service fee	[1]	0.15%	0.10%	0.085%	0.055%
Other expenses		0.76%	0.76%	0.76%	0.76%
Total annual fund operating expenses		1.51%	1.46%	1.45%	1.42%
Expense reimbursement/waiver	[1],[2]	(0.74%)	(0.74%)	(0.74%)	(0.74%)
Total annual fund operating expenses after expense reimbursement/waiver		0.77%	0.72%	0.71%	0.68%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund's total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; and 0.675% for Class VI shares (each, an "Expense Cap"). Fees and expenses of the "non-interested" Trustees and legal counsel and independent compliance consultant to the "non-interested" Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund's business, are excluded from the Expense Cap. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through September 25, 2019, and may not be terminated prior to such date without the action or consent of the Trust's Board of Trustees. GMO also has voluntarily agreed to reduce its management fee by 0.15% through December 31, 2018. GMO does not expect the 0.15% reduction of its management fee to continue beyond December 31, 2018.
[2]	The amount has been restated to reflect application of the Expense Cap.

   Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the contractual expense reimbursements and waivers noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Climate Change Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	79	407	758	1,749
Class IV	74	391	731	1,693
Class V	73	388	726	1,682
Class VI	69	379	710	1,648